FINANCIAL INSTRUMENTS (Hedging components of other comprehensive income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Disclosure of detailed information about hedges [line items]
Net gain (loss) on derivatives designated as cash flow hedges	$ 33	$ (110)
Cash flow hedges (note 15(d))	3,805	(54,964)
Foreign currency risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	(3,334)	10,965
Foreign currency risk | Net sales
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	1,802	(11,904)
Foreign currency risk | Cost of sales
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	58	22
Foreign currency risk | Selling, general and administrative expenses
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	1,198	316
Foreign currency risk | Financial expenses, net
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	(7,437)	(4,100)
Foreign currency risk | Income taxes
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	(42)	152
Commodity risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	15,758	46,056
Commodity risk | Inventories
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	(6,913)	(114,989)
Interest rate risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	$ 2,682	$ 18,628